Inventories - Additional Information (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	[1]
Text Block [Abstract]
Impairment of inventories	€ 538,867	€ 311,203	€ 311,203
Advance payments	€ 1,253,184		€ 2,107,551	€ 465,360

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.